Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	smft_SupplementTextBlock

Salient Funds

Supplement Dated November 24, 2014 (“Supplement”)

to the Salient Risk Parity Fund Prospectus Dated April 30, 2014 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling 1-866-667-9228, or by writing to Salient MF Trust, PO. Box 182607, Columbus, Ohio 43218-2607. Please review this important information carefully.

The information on page 9 of the Prospectus under “Performance Information” is replaced in its entirely by the below. The Prospectus is otherwise unchanged.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compared with those of broad-based securities market indices, the MSCI AC World Index Total Return and the Barclays Aggregate Bond Index, and a composite securities market index, the 60/40 Index, consisting of an allocation of 60% MSCI AC World Index Total Return (Equities) and 40% Barclays Aggregate Bond Index (Bonds). If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

Best Quarter:	9/30/2013	5.63%
Worst Quarter:	6/30/2013	(15.41)%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI AC World Index Total Return, the Barclays Aggregate Bond Index and the 60/40 Index.

Average Annual Total Returns (for the periods ended December 31, 2013)	1 Year	Since Inception of Class
Class I
Return Before Taxes	(4.59)%	(1.88)%[1]
Return After Taxes on Distributions	(6.98)%	(3.58)%[1]
Return After Taxes on Distributions and Sale of Fund Shares	(2.41)%	(2.10)%[1]
Class A Returns Before Taxes	(10.00)%	(6.92)%[2]
Class C Returns Before Taxes	(6.37)%	(4.08)%[3]
MSCI AC World Index Total Return (reflects no deduction for fees, expenses or taxes)	22.80%	14.03%[4]
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	14.03%[4]
60/40 Index (reflects no deduction for fees, expenses or taxes)[5]	12.34%	14.03%[4]

1	Class I commenced operations 7/9/2012.
2	Class A commenced operations 11/15/2012.
3	Class C commenced operations 10/01/2012.
4	Since the commencement of Class I shares.
5	The 60/40 Index represents an allocation of 60% MSCI AC World Index Total Return (Equities), 40% Barclays Aggregate Bond Index (Bonds) – formerly the Lehman Aggregate Bond Index through November 2008.

Salient Risk Parity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	smft_SupplementTextBlock

Salient Funds

Supplement Dated November 24, 2014 (“Supplement”)

to the Salient Risk Parity Fund Prospectus Dated April 30, 2014 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling 1-866-667-9228, or by writing to Salient MF Trust, PO. Box 182607, Columbus, Ohio 43218-2607. Please review this important information carefully.

The information on page 9 of the Prospectus under “Performance Information” is replaced in its entirely by the below. The Prospectus is otherwise unchanged.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compared with those of broad-based securities market indices, the MSCI AC World Index Total Return and the Barclays Aggregate Bond Index, and a composite securities market index, the 60/40 Index, consisting of an allocation of 60% MSCI AC World Index Total Return (Equities) and 40% Barclays Aggregate Bond Index (Bonds). If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

Best Quarter:	9/30/2013	5.63%
Worst Quarter:	6/30/2013	(15.41)%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI AC World Index Total Return, the Barclays Aggregate Bond Index and the 60/40 Index.

Average Annual Total Returns (for the periods ended December 31, 2013)	1 Year	Since Inception of Class
Class I
Return Before Taxes	(4.59)%	(1.88)%[1]
Return After Taxes on Distributions	(6.98)%	(3.58)%[1]
Return After Taxes on Distributions and Sale of Fund Shares	(2.41)%	(2.10)%[1]
Class A Returns Before Taxes	(10.00)%	(6.92)%[2]
Class C Returns Before Taxes	(6.37)%	(4.08)%[3]
MSCI AC World Index Total Return (reflects no deduction for fees, expenses or taxes)	22.80%	14.03%[4]
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	14.03%[4]
60/40 Index (reflects no deduction for fees, expenses or taxes)[5]	12.34%	14.03%[4]

1	Class I commenced operations 7/9/2012.
2	Class A commenced operations 11/15/2012.
3	Class C commenced operations 10/01/2012.
4	Since the commencement of Class I shares.
5	The 60/40 Index represents an allocation of 60% MSCI AC World Index Total Return (Equities), 40% Barclays Aggregate Bond Index (Bonds) – formerly the Lehman Aggregate Bond Index through November 2008.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compared with those of broad-based securities market indices, the MSCI AC World Index Total Return and the Barclays Aggregate Bond Index, and a composite securities market index, the 60/40 Index, consisting of an allocation of 60% MSCI AC World Index Total Return (Equities) and 40% Barclays Aggregate Bond Index (Bonds). If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compared with those of broad-based securities market indices, the MSCI AC World Index Total Return and the Barclays Aggregate Bond Index, and a composite securities market index, the 60/40 Index, consisting of an allocation of 60% MSCI AC World Index Total Return (Equities) and 40% Barclays Aggregate Bond Index (Bonds).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-667-9228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.salientfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	9/30/2013	5.63%
Worst Quarter:	6/30/2013	(15.41)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI AC World Index Total Return, the Barclays Aggregate Bond Index and the 60/40 Index.
Salient Risk Parity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.00%)
Since Inception of Class	rr_AverageAnnualReturnSinceInception	(6.92%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2012
Salient Risk Parity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.37%)
Since Inception of Class	rr_AverageAnnualReturnSinceInception	(4.08%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2012
Salient Risk Parity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
2013	rr_AnnualReturn2013	(4.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.41%)
1 Year	rr_AverageAnnualReturnYear01	(4.59%)
Since Inception of Class	rr_AverageAnnualReturnSinceInception	(1.88%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2012
Salient Risk Parity Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.98%)
Since Inception of Class	rr_AverageAnnualReturnSinceInception	(3.58%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2012
Salient Risk Parity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.41%)
Since Inception of Class	rr_AverageAnnualReturnSinceInception	(2.10%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2012
Salient Risk Parity Fund | MSCI AC World Index Total Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.80%
Since Inception of Class	rr_AverageAnnualReturnSinceInception	14.03%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2012
Salient Risk Parity Fund | Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception of Class	rr_AverageAnnualReturnSinceInception	14.03%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2012
Salient Risk Parity Fund | 60/40 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.34%	[5]
Since Inception of Class	rr_AverageAnnualReturnSinceInception	14.03%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2012	[5]

[1]	Class A commenced operations 11/15/2012.
[2]	Class C commenced operations 10/01/2012.
[3]	Class I commenced operations 7/9/2012.
[4]	Since the commencement of Class I shares.
[5]	The 60/40 Index represents an allocation of 60% MSCI AC World Index Total Return (Equities), 40% Barclays Aggregate Bond Index (Bonds) – formerly the Lehman Aggregate Bond Index through November 2008.